ADVANCES FROM THE FEDERAL HOME LOAN BANK	12 Months Ended
Jun. 30, 2016
Federal Home Loan Banks [Abstract]
Federal Home Loan Bank, Advances [Text Block]
NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at June 30, 2016 and 2015 by pledges of certain residential mortgage loans totaling $40.3 million and $35.2 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

Maturing year ended June 30, 2016
(in thousands)
2017	$26,931
2018	2,328
2019	3,249
2020	189
2021	142
2022	107
2023	79
2024-2032	186
$33,211

At June 30, 2016 interest rates for advances were fixed ranging from 0.43% to 6.35%, with a weighted-average interest rate of 0.93%.

Maturing year ended June 30, 2015
(in thousands)
2016	$13,923
2017	6,431
2018	2,328
2019	3,249
2020	189
2021	142
2022	107
2023-2032	266
$26,635

At June 30, 2015 interest rates for advances were fixed ranging from 0.15% to 6.95%, with a weighted-average interest rate of 1.04%.

Each advance is payable at its maturity date, with a prepayment penalty for fixed rate advances. Based on collateral composed of first mortgage loans and the Company’s holdings of FHLB stock, the Company was eligible to borrow up to $89.1 million as of June 30, 2016.

At June 30, 2016, we had the ability to borrow a total $89.1 million from the FHLB, of which $33.2 million was outstanding. In addition, we have the ability to borrow from the Federal Reserve Bank Discount Window. At June 30, 2016, we had pledged collateral which would enable us to borrow up to $4.6 million.